Income taxes -Tax loss carryforwards and deferred taxes schedule of recovery (Details) BRL in Thousands	Dec. 31, 2017 BRL
Income taxes
Deferred tax assets	BRL 2,111,976
Not later than one year
Income taxes
Deferred tax assets	367,276
Deferred tax liabilities	35,371
Later than one year and not later than two years
Income taxes
Deferred tax assets	165,454
Later than two years and not later than three years
Income taxes
Deferred tax assets	192,673
Later than three years and not later than four years
Income taxes
Deferred tax assets	235,582
Later than four years and not later than five years
Income taxes
Deferred tax assets	642,071
Later than five years and not later than seven years
Income taxes
Deferred tax assets	243,243
Later than seven years and not later than nine years
Income taxes
Deferred tax assets	64,393
Later than nine years
Income taxes
Deferred tax assets	BRL 201,284